UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    July 28, 2010


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		63

Form 13F Information Table Value Total:		125,457



List of Other Included Managers:

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

						Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R-10-2	260	10735	SH	Sole				10735
Alleghany Corp		COM	017175-10-0	3507	11958	SH	Sole				11958
Allergan		COM	018490-10-2	699	12000	SH	Sole				12000
Arch Cap Group LTD	COM	G0450A-10-5	320	4300	SH	Sole				4300
Avalonbay Comm Reit Inc.COM	053484-10-1	462	4950	SH	Sole				4950
BCSB Bancorp Inc.	COM	055367-10-6	99	10000	SH	Sole				10000
Bank Of Amer Corp	COM	060505-10-4	971	67583	SH	Sole				67583
Beckman Coulter		COM	075811-10-9	252	4184	SH	Sole				4184
Berkshire Hathwy Cl A	COM	084670-10-8	600	5	SH	Sole				5
Berkshire Hathaway Cl B	COM	084670-20-7	13421	168416	SH	Sole				168416
Boston Properties	COM	101121-10-1	257	3600	SH	Sole				3600
Coca-Cola Corp		COM	191216-10-0	3622	72265	SH	Sole				72265
Covidien PLC		COM	G2552X-10-8	2410	59974	SH	Sole				59974
Dell Computer Corp Com	COM	24702r-10-1	3673	304556	SH	Sole				304556
Dover Corp Com		COM	260003-10-8	2864	68528	SH	Sole				68528
Dover Motorsports Inc	COM	260174-10-7	260	142627	SH	Sole				142627
Exxon Mobil Corp	COM	30231g-10-2	2259	39591	SH	Sole				39591
Farmer Bros Corp	COM	307675-10-8	681	45149	SH	Sole				45149
Federal Rlty Invt Tr NewCOM	313747-20-6	467	6650	SH	Sole				6650
First Natl Bk Alaska ComCOM	32112J-10-6	700	379	SH	Sole				379
Fortune Brands Inc	COM	349631-10-1	236	6021	SH	Sole				6021
General Electric Corp	COM	369604-10-3	349	24184	SH	Sole				24184
Genuine Parts Co Com	COM	372460-10-5	3889	98571	SH	Sole				98571
Gladstone Capital Corp 	COM	376535-10-0	1976	182778	SH	Sole				182778
Glaxo Holdings Plc	COM	37733w-10-5	1328	39047	SH	Sole				39047
HCP Inc.		COM	40414L-10-9	410	12700	SH	Sole				12700
Hasbro Inc Com		COM	418056-10-7	3354	81609	SH	Sole				81609
Home Depot Inc Com	COM	437076-10-2	2953	105207	SH	Sole				105207
Home Properties		COM	437306-10-3	293	6500	SH	Sole				6500
IShares Tr MSCI Eafe IdxCOM	464287-46-5	285	6135	SH	Sole				6135
International Bus Mchne	COM	459200-10-1	200	1622	SH	Sole				1622
International Spdwy Cl ACOM	460335-20-1	2028	78745	SH	Sole				78745
Johnson & Johnson	COM	478160-10-4	5684	96240	SH	Sole				96240
Leucadia National Corp	COM	527288-10-4	2581	132303	SH	Sole				132303
Lowes Cos Inc Com	COM	548661-10-7	1406	68850	SH	Sole				68850
Markel Corp Com		COM	570535-10-4	7553	22216	SH	Sole				22216
Marsh & McLennan Cos 	COM	571748-10-2	2782	123377	SH	Sole				123377
McCormick & Co Inc Com 	COM	579780-20-6	3264	85991	SH	Sole				85991
McDonalds Corp		COM	580135-10-1	306	4650	SH	Sole				4650
Mohawk Inds Inc Com	COM	608190-10-4	641	14000	SH	Sole				14000
Nestle Sa-Adr Repstg	COM	641069-40-6	868	17987	SH	Sole				17987
Norfolk Southern Corp	COM	655844-10-8	3309	62380	SH	Sole				62380
Paychex Inc		COM	704326-10-7	4549	175182	SH	Sole				175182
Pepsico Inc		COM	713448-10-8	212	3471	SH	Sole				3471
Pfizer Inc Com		COM	717081-10-3	315	22096	SH	Sole				22096
Procter & Gamble Co	COM	742718-10-9	3638	60657	SH	Sole				60657
Progressive Crp Ohio 	COM	743315-10-3	3812	203637	SH	Sole				203637
Royal Dutch Shell Plc 	COM	780257-80-4	526	10475	SH	Sole				10475
Sandy Spring Bancorp 	COM	800363-10-3	2225	158844	SH	Sole				158844
St Joe Corporation	COM	790148-10-0	2673	115431	SH	Sole				115431
Sysco Corp		COM	871829-10-7	3727	130460	SH	Sole				130460
Target Corp Com		COM	87612e-10-6	351	7130	SH	Sole				7130
Tearlab Corp.		COM	878193-10-1	137	66942	SH	Sole				66942
Tyco Electronics	COM	G9144P-10-5	2578	101568	SH	Sole				101568
Tyco Intl Ltd New Com	COM	902124-10-6	2290	65009	SH	Sole				65009
Verizon Communications 	COM	92343v-10-4	236	8440	SH	Sole				8440
Wal Mart Stores Inc Com	COM	931142-10-3	6728	139969	SH	Sole				139969
Walt Disney Holding Co	COM	254687-10-6	2830	89853	SH	Sole				89853
Washington Post Co Cl B	COM	939640-10-8	2000	4873	SH	Sole				4873
Washington Real Est Inv COM	939653-10-1	469	17003	SH	Sole				17003
Wells Fargo & Co (new)	COM	949746-10-1	2053	80180	SH	Sole				80180
Royce Value Trust Inc	COM	780910-10-5	266	25190	SH	Sole				25190
SPDR Tr Unit Ser 1	COM	78462f-10-3	363	3519	SH	Sole				3519

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